FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 8.4%
Entertainment - 1.7%
Activision Blizzard Inc.	10,500	$829,605
Electronic Arts Inc.	10,400	1,379,664
Nintendo Co. Ltd.	2,700	1,324,334	(a)

Total Entertainment		3,533,603

Interactive Media & Services - 5.6%
Alphabet Inc., Class A Shares	1,632	4,416,306	*
Alphabet Inc., Class C Shares	1,500	4,070,955	*
Auto Trader Group PLC	153,000	1,383,276	(a)
Meta Platforms Inc., Class A Shares	6,600	2,067,516	*

Total Interactive Media & Services		11,938,053

Media - 1.1%
Interpublic Group of Cos. Inc.	45,000	1,599,300
Omnicom Group Inc.	10,000	753,600

Total Media		2,352,900

TOTAL COMMUNICATION SERVICES		17,824,556

CONSUMER DISCRETIONARY - 11.8%
Automobiles - 2.1%
Ford Motor Co.	100,000	2,030,000
Mercedes-Benz Group AG, Registered Shares	16,800	1,322,451	(a)
Tesla Inc.	1,300	1,217,736	*

Total Automobiles		4,570,187

Household Durables - 1.1%
Lennar Corp., Class A Shares	12,000	1,153,320
PulteGroup Inc.	21,300	1,122,297

Total Household Durables		2,275,617

Internet & Direct Marketing Retail - 2.3%
Amazon.com Inc.	1,300	3,888,911	*
eBay Inc.	16,500	991,155

Total Internet & Direct Marketing Retail		4,880,066

Multiline Retail - 0.7%
Target Corp.	6,600	1,454,838

Specialty Retail - 3.5%
AutoZone Inc.	600	1,191,810	*
Foot Locker Inc.	17,100	764,028
Home Depot Inc.	3,500	1,284,430
Lowe’s Cos. Inc.	11,600	2,753,260
O’Reilly Automotive Inc.	2,150	1,401,262	*

Total Specialty Retail		7,394,790

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2022 Quarterly Report	1

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 2.1%
adidas AG	3,100	$844,282	(a)
Deckers Outdoor Corp.	3,700	1,184,851	*
NIKE Inc., Class B Shares	7,700	1,140,139
Pandora A/S	12,200	1,322,616	(a)

Total Textiles, Apparel & Luxury Goods		4,491,888

TOTAL CONSUMER DISCRETIONARY		25,067,386

CONSUMER STAPLES - 6.6%
Food & Staples Retailing - 3.9%
Carrefour SA	51,000	970,958	(a)
Kroger Co.	40,000	1,743,600
Loblaw Cos. Ltd.	20,200	1,558,442
Walgreens Boots Alliance Inc.	32,000	1,592,320
Walmart Inc.	16,800	2,348,808

Total Food & Staples Retailing		8,214,128

Food Products - 0.7%
Tyson Foods Inc., Class A Shares	17,000	1,545,130

Household Products - 0.3%
Procter & Gamble Co.	4,400	705,980

Personal Products - 1.1%
Estee Lauder Cos. Inc., Class A Shares	4,700	1,465,413
Herbalife Nutrition Ltd.	21,300	905,463	*

Total Personal Products		2,370,876

Tobacco - 0.6%
Swedish Match AB	164,000	1,263,417	(a)

TOTAL CONSUMER STAPLES		14,099,531

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
ENEOS Holdings Inc.	302,000	1,194,767	(a)
Exxon Mobil Corp.	32,300	2,453,508
GS Holdings Corp.	10,600	336,457	(a)
Imperial Oil Ltd.	43,400	1,775,742
Lundin Energy AB	37,100	1,501,485	(a)
Repsol SA	100,000	1,267,019	(a)
Shell PLC	74,700	1,895,354

TOTAL ENERGY		10,424,332

FINANCIALS - 13.1%
Banks - 5.8%
Bank of America Corp.	28,000	1,291,920
Bank of Nova Scotia	25,500	1,836,746

See Notes to Schedule of Investments.

2	Franklin Global Equity Fund 2022 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
Citigroup Inc.	30,300	$1,973,136
Citizens Financial Group Inc.	39,342	2,024,933
JPMorgan Chase & Co.	7,600	1,129,360
Lloyds Banking Group PLC	2,370,000	1,650,031	(a)
Wells Fargo & Co.	45,000	2,421,000

Total Banks		12,327,126

Capital Markets - 0.5%
Goldman Sachs Group Inc.	2,700	957,636

Consumer Finance - 2.3%
Ally Financial Inc.	28,000	1,336,160
Capital One Financial Corp.	16,705	2,451,125
Synchrony Financial	27,700	1,179,743

Total Consumer Finance		4,967,028

Insurance - 4.5%
Allianz SE, Registered Shares	7,524	1,927,034	(a)
Allstate Corp.	14,400	1,737,648
Dai-ichi Life Holdings Inc.	60,000	1,349,602	(a)
Direct Line Insurance Group PLC	200,000	825,493	(a)
Manulife Financial Corp.	71,000	1,478,480
MetLife Inc.	32,600	2,186,156

Total Insurance		9,504,413

TOTAL FINANCIALS		27,756,203

HEALTH CARE - 12.2%
Biotechnology - 2.2%
Moderna Inc.	3,800	643,454	*
Regeneron Pharmaceuticals Inc.	2,950	1,795,341	*
Sage Therapeutics Inc.	15,200	599,184	*
Vertex Pharmaceuticals Inc.	6,400	1,555,520	*

Total Biotechnology		4,593,499

Health Care Equipment & Supplies - 0.8%
IDEXX Laboratories Inc.	3,500	1,775,550	*

Health Care Providers & Services -4.7%
CVS Health Corp.	19,400	2,066,294
HCA Healthcare Inc.	7,100	1,704,355
McKesson Corp.	10,500	2,695,560
Molina Healthcare Inc.	5,700	1,655,736	*
UnitedHealth Group Inc.	3,800	1,795,766

Total Health Care Providers & Services		9,917,711

Health Care Technology - 0.3%
Veeva Systems Inc., Class A Shares	2,900	685,966	*

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2022 Quarterly Report	3

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories Inc., Class A Shares	2,400	$1,439,352	*
Mettler-Toledo International Inc.	1,100	1,619,948	*

Total Life Sciences Tools & Services		3,059,300

Pharmaceuticals - 2.8%
Novo Nordisk A/S, Class B Shares	20,600	2,062,235	(a)
Ono Pharmaceutical Co. Ltd.	43,300	1,045,880	(a)
Pfizer Inc.	53,000	2,792,570

Total Pharmaceuticals		5,900,685

TOTAL HEALTH CARE		25,932,711

INDUSTRIALS - 11.1%
Aerospace & Defense - 0.6%
Airbus SE	9,700	1,238,294	*(a)

Air Freight & Logistics - 1.4%
FedEx Corp.	4,800	1,180,128
United Parcel Service Inc., Class B Shares	8,500	1,718,785

Total Air Freight & Logistics		2,898,913

Building Products - 1.2%
Masco Corp.	21,600	1,367,928
Owens Corning	13,500	1,197,450

Total Building Products		2,565,378

Electrical Equipment - 0.7%
Signify NV	29,600	1,570,813	(a)

Machinery - 2.8%
Caterpillar Inc.	5,800	1,169,048
CNH Industrial NV	71,500	1,083,179	(a)
Cummins Inc.	5,600	1,236,928
Daimler Truck Holding AG	8,400	296,132	*
Deere & Co.	3,350	1,260,940
FANUC Corp.	4,400	870,711	(a)

Total Machinery		5,916,938

Marine - 1.4%
A.P. Moller - Maersk A/S, Class B Shares	470	1,686,597	(a)
Kuehne + Nagel International AG, Registered Shares	4,750	1,346,134	(a)

Total Marine		3,032,731

Professional Services - 1.5%
Robert Half International Inc.	16,500	1,868,790
Wolters Kluwer NV	13,900	1,416,134	(a)

Total Professional Services		3,284,924

Road & Rail - 0.8%
Old Dominion Freight Line Inc.	5,300	1,600,229

See Notes to Schedule of Investments.

4	Franklin Global Equity Fund 2022 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.7%
W.W. Grainger Inc.	2,900	$1,435,819

TOTAL INDUSTRIALS		23,544,039

INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 2.4%
Cisco Systems Inc.	37,000	2,059,790
Nokia Oyj	253,300	1,502,143	*(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	123,000	1,526,551	(a)

Total Communications Equipment		5,088,484

Semiconductors & Semiconductor Equipment - 6.5%
Applied Materials Inc.	18,700	2,583,966
ASML Holding NV	4,400	3,009,605	(a)
Intel Corp.	22,700	1,108,214
Lam Research Corp.	2,300	1,356,816
QUALCOMM Inc.	12,800	2,249,728
Texas Instruments Inc.	8,500	1,525,665
Tokyo Electron Ltd.	4,000	1,944,312	(a)

Total Semiconductors & Semiconductor Equipment		13,778,306

Software - 5.6%
Check Point Software Technologies Ltd.	12,100	1,464,221	*
Microsoft Corp.	27,600	8,583,048
NortonLifeLock Inc.	54,000	1,404,540
Zoom Video Communications Inc., Class A Shares	2,400	370,272	*

Total Software		11,822,081

Technology Hardware, Storage & Peripherals - 7.8%
Apple Inc.	69,600	12,164,688
Logitech International SA, Registered Shares	17,000	1,428,354	(a)
NetApp Inc.	17,385	1,503,976
Samsung Electronics Co. Ltd.	24,679	1,528,631	(a)

Total Technology Hardware, Storage & Peripherals		16,625,649

TOTAL INFORMATION TECHNOLOGY		47,314,520

MATERIALS - 4.0%
Chemicals - 1.1%
Huntsman Corp.	37,500	1,343,625
Mitsubishi Gas Chemical Co. Inc.	54,500	1,042,071	(a)

Total Chemicals		2,385,696

Containers & Packaging - 0.5%
International Paper Co.	21,800	1,051,850

Metals & Mining - 1.6%
Fortescue Metals Group Ltd.	95,000	1,345,097	(a)

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2022 Quarterly Report	5

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Metals & Mining - (continued)
Kinross Gold Corp.		110,000	$594,501
Rio Tinto PLC		21,000	1,479,434	(a)

Total Metals & Mining			3,419,032

Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.		24,300	1,614,492

TOTAL MATERIALS			8,471,070

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Stockland		310,000	897,116	(a)

Real Estate Management & Development - 1.7%
CK Asset Holdings Ltd.		225,500	1,501,810	(a)
Daito Trust Construction Co. Ltd.		11,500	1,316,867	(a)
Daiwa House Industry Co. Ltd.		30,000	875,461	(a)

Total Real Estate Management & Development			3,694,138

TOTAL REAL ESTATE			4,591,254

UTILITIES - 2.1%
Electric Utilities - 0.5%
Electricite de France SA		120,000	1,147,227	(a)

Gas Utilities - 1.1%
Osaka Gas Co. Ltd.		53,500	909,417	(a)
Tokyo Gas Co. Ltd.		69,000	1,393,670	(a)

Total Gas Utilities			2,303,087

Multi-Utilities - 0.5%
Atco Ltd., Class I Shares		29,600	997,106

TOTAL UTILITIES			4,447,420

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $142,620,080)			209,473,022

	RATE
SHORT-TERM INVESTMENTS - 1.4%
Invesco Treasury Portfolio, Institutional Class (Cost - $3,097,520)	0.010%	3,097,520	3,097,520

TOTAL INVESTMENTS - 100.0% (Cost - $145,717,600)			212,570,542
Liabilities in Excess of Other Assets - (0.0)%††			(63,240)

TOTAL NET ASSETS - 100.0%			$212,507,302

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Schedule of Investments.

6	Franklin Global Equity Fund 2022 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2022 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$15,116,946	$2,707,610	—	$17,824,556
Consumer Discretionary	21,578,037	3,489,349	—	25,067,386
Consumer Staples	11,865,156	2,234,375	—	14,099,531
Energy	6,124,604	4,299,728	—	10,424,332
Financials	22,004,043	5,752,160	—	27,756,203
Health Care	22,824,596	3,108,115	—	25,932,711
Industrials	14,332,177	9,211,862	—	23,544,039
Information Technology	36,374,924	10,939,596	—	47,314,520
Materials	4,604,468	3,866,602	—	8,471,070
Real Estate	—	4,591,254	—	4,591,254
Utilities	997,106	3,450,314	—	4,447,420

Total Long-Term Investments	155,822,057	53,650,965	—	209,473,022

Short-Term Investments†	3,097,520	—	—	3,097,520

Total Investments	$158,919,577	$53,650,965	—	$212,570,542

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

10